Note 20. Supplementary Cash Flow Information	12 Months Ended
Oct. 31, 2012
Cash Flow, Supplemental Disclosures [Text Block]
20.    Supplementary Cash Flow Information

Items not affecting cash flows comprise the following:

Years ended October 31	2012	2011	2010
Depreciation and amortization	$17,080	$22,375	$28,514
Stock option compensation	1,567	1,229	2,768
Loss on Celerion note receivable	2,411	-	-
Deferred income taxes	38,137	3,666	8,493
Change in fair value of embedded derivatives	12,020	(2,649)	(13,050)
Foreign currency transactional loss	6,271	1,623	26,341
Equity loss, including cash distribution of $nil (2011 ― $951; 2010 ― $3,034)	-	1,079	3,684
Write-down of investments and other long-term assets	-	-	1,632
Loss on sale of investments	-	-	1,054
Other including foreign currency translation adjustments	6,908	(260)	13,208
	$84,394	$27,063	$72,644

Changes in operating assets and liabilities comprise the following:

Years ended October 31	2012	2011	2010
Accounts receivable	$(7,963)	$1,159	$1,726
Inventories	(3,382)	(4,012)	(3,697)
Other current assets and long term assets	17,767	5,206	(3,569)
Accounts payable and accrued liabilities	26,254	(26,178)	(2,864)
Income taxes	(18,360)	2,951	(37,216)
Deferred income	(2,217)	(11,298)	(1,396)
Other long-term obligations	(4,228)	(1,284)	(1,738)
	$7,871	$(33,456)	$(48,754)